RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Transactions with Related Parties

	Years ended December 31,
Transactions	2017	2018	2019
	RMB	RMB	RMB
Balance netting off with Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center (Note i)	—	(1,013)	(572)
Service provided to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	—	950	950
Service (purchased from) Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	—	(461)	—
Service (purchased from) URSUS Information Technology (Beijing) Company Limited , an entity significantly influenced by a member of management team of the Company	—	(428)	(873)
Compensation to non-executive directors of the board of the Company (Note ii)	—	279	—

Schedule of Balances with Related Parties

	Amounts due from a related party		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2018	2019	2018	2019
	RMB	RMB	RMB	RMB
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note a. i)	—	—	2,417	1,845
Entity significantly influenced by a member of management team of the Company - Beijing QC Technology Company Limited	1,105	2,028	—	126
Entity significantly influenced by a member of management team of the Company - URSUS Information Technology (Beijing) Company Limited	—	202	—	—
Entity significantly influenced by a member of management team of the Company - Beijing HJRT Technology Co, Ltd	—	88	—	—
Non-executive directors of the board of the Company (Note a. ii)	—	—	279	—
	1,105	2,318	2,696	1,971